Warrant Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Warrant Liabilities (Details) [Line Items]
Aggregate value	$ 3,868	$ 13,500
Change in fair value	$ 680	$ 8,952
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares)	225,000	225,000
Aggregate value		$ 4,548